Other Expenses	6 Months Ended
Sep. 30, 2019
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Other Expenses
16	OTHER EXPENSES
Other expenses for the six months ended September 30, 2019 and 2018 consisted of the following:

	For the six months ended September 30,
	2019	2018
	(In millions)
Cost of operating leases (1)	¥13,245	¥74,100
Cost related to disposal of assets leased (1)	—	67,031
Cost related to IT solution services and IT systems	44,810	48,702
Losses on disposal of property, plant and equipment, and other intangible assets	762	2,885
Impairment losses of property, plant and equipment	1,436	1,954
Impairment losses of investments in associates and joint ventures (2)	116,497	23,565
Others	19,897	21,709
Total other expenses	¥196,647	¥239,946

(1)
For the six months ended September 30, 2019, cost of operating leases and cost related to disposal of assets leased of SMFL are not included in this table, reflecting the exclusion of SMFL which ceased to be our subsidiary and became our joint venture in November 2018.

(2)
For the six months ended September 30, 2019, the Group recognized an impairment loss of ¥106,348 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.